Loans and Leases (Activity in the Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 3,345	$ 3,834	$ 3,840
Provision charged to operations	(350)	(750)	382
Loans charged-off	(689)	(160)	(639)
Recoveries	529	421	251
Allowance for loan losses	2,835	3,345	3,834
Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	1,018	1,371	807
Provision charged to operations	(865)	(1,155)	852
Loans charged-off	(414)		(326)
Recoveries	261	802	38
Allowance for loan losses		1,018	1,371
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	896	893	199
Provision charged to operations	(424)	55	971
Loans charged-off	(63)	(86)	(349)
Recoveries	92	34	72
Allowance for loan losses	501	896	893
Commercial and Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	1,876	2,540	3,255
Provision charged to operations	9	(969)	(767)
Loans charged-off	(553)	(12)	(98)
Recoveries	414	317	150
Allowance for loan losses	1,746	1,876	2,540
Residential 1-4 Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	542	373	363
Provision charged to operations	34	160	166
Loans charged-off	(45)	(52)	(176)
Recoveries	14	61	20
Allowance for loan losses	545	542	373
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	31	28	23
Provision charged to operations	31	4	12
Loans charged-off	(28)	(10)	(16)
Recoveries	9	9	9
Allowance for loan losses	$ 43	$ 31	$ 28